Intangible assets (Details) - Schedule of intangible asset was determined - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of intangible asset was determined [Abstract]
Balance beginning	$ 491,996	$ 483,631
Additions	55,500	17,500
Amortization	(19,764)	(20,515)
Currency Translation Adjustment	550	11,380
Balance ending	528,282	491,996
VANE Agreement [Member]
Schedule of intangible asset was determined [Abstract]
Balance beginning	207,504	226,368
Amortization	(19,764)	(20,515)
Currency Translation Adjustment	900	1,651
Balance ending	188,640	207,504
Signal Equities Database [Member]
Schedule of intangible asset was determined [Abstract]
Balance beginning	67,251	67,251
Balance ending	67,251	67,251
Grants Mineral Belt Database [Member]
Schedule of intangible asset was determined [Abstract]
Balance beginning	217,241	190,012
Additions		17,500
Currency Translation Adjustment		9,729
Balance ending	217,241	$ 217,241
Getty Database [Member]
Schedule of intangible asset was determined [Abstract]
Additions	55,500
Currency Translation Adjustment	(350)
Balance ending	$ 55,150